UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 10-D/A
                                 Amendment No. 1

              This Form 10-D is being revised to update NOI for the
                            Prime Outlets Pool loan.

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
September 16, 2006 to October 17, 2006

Commission File Number of issuing entity: 333-131262-01

Wachovia Bank Commercial Mortgage Trust Series 2006-C25
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-131262

Wachovia Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Wachovia Bank, National Association
CWCapital LLC
(Exact name of sponsors as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

54-2196959
54-2196960
54-6713943

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)


                                               Registered/reporting pursuant to (check one)
Title of Class              Section 12(b)            Section 12(g)       Section 15(d)       Name of Exchange (If
                                                                                                 Section 12(b))
A-1                                                                               X
A-2                                                                               X
A-3                                                                               X
A-PB1                                                                             X
A-PB2                                                                             X
A-4                                                                               X
A-5                                                                               X
A-1-A                                                                             X
A-M                                                                               X
A-J                                                                               X
B                                                                                 X
C                                                                                 X
D                                                                                 X
E                                                                                 X
F                                                                                 X


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No .

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Prime Outlets Pool mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the prospectus supplement for the Wachovia Bank Commercial Mortgage Trust Series 2006-C25. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $14,860,654 as of the end of third quarter, September 30, 2006.











SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wachovia Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Charles L. Culbreth
Charles L. Culbreth, Managing Director

Date: March 27, 2007